Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Options Outstanding

The activities of the options outstanding at June 30, 2022 were as follows:

	Number of Options	Weighted Average Exercise Price Per Share Option
Options outstanding as of December 31, 2021	3,748,389
Granted during the six months ended June 30, 2022	2,833,547	USD 3.57
Forfeited during the six months ended June 30, 2022 (i)	(870,559)	USD 10.37
Options outstanding as of June 30, 2022	5,711,377
Options exercisable as of June 30, 2022	1,025,722

(i)
The options were forfeited when the employment terminated.

Summary of Key Assumptions for Options Granted	Key assumptions for the options granted for the periods and ESPP compensation are set forth below:

	Stock Incentive Plan		ESPP
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB’000	RMB’000	RMB’000
Weighted average exercise price during the period	USD 13.8	USD 3.57	USD 1.86
Grant date share price	USD 4.3~USD 23.3	USD 0.75~USD 4.91	USD 1.86
Risk-free interest rate	1.2%~1.7%	1.9%~3.1%	1.5%~2.7%
Expected volatility	60.5%~62.2%	61.4%~61.8%	51.1%~55.4%
Option life	10 years	10 years	0.5~2.0 years
Expected early exercise multiple	2.2	2.2-2.8	N/A
Dividend yield	Nil	Nil	Nil
Forfeiture rate*	3.0%-9.6%	3.0%-9.6%	0.03
Weighted average fair value of options granted during the period	USD 10.6	USD 2.06	USD 0.71

*Forfeiture rates for executives and directors, and all other employees in the year ended December 31, 2021, were 3.0% and 9.6%, respectively, and were also used for the six month period ending June 30, 2022.

Summary of Share-Based Compensation Expenses

Share-based compensation expenses included in the interim condensed consolidated financial statements of loss for the six months ended June 30, 2021 and 2022 was as follows:

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Research and development expenses (Note 6)	8,529	12,778
Administrative expenses (Note 6)	10,894	15,116
	19,423	27,894